Feb. 01, 2016

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche CROCI® U.S. Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	C	R6	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	1.00	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	20	None	None	20

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

	A	C	R6	INST	S
Management fee1	0.43	0.43	0.43	0.43	0.43
Distribution/service (12b-1) fees	0.25	1.00	None	None	None
Other expenses2	3.72	3.73	3.71	3.69	3.72
Total annual fund operating expenses	4.40	5.16	4.14	4.12	4.15
Fee waiver/expense reimbursement	3.36	3.40	3.45	3.43	3.46
Total annual fund operating expenses after fee waiver/expense reimbursement	1.04	1.76	0.69	0.69	0.69

1 "Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2016.

2 "Other expenses" are based on estimated amounts for current fiscal year.

The Advisor has contractually agreed to waive its fees and/or reimburse fund expenses for the period October 1, 2016 through September 30, 2017 to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at ratios no higher than 1.04%, 1.76%, 0.69%, 0.69% and 0.69% for Class A, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	C	R6	INST	S
1	$675	$279	$70	$70	$70
3	1,542	1,243	942	938	944
5	2,420	2,303	1,828	1,820	1,832
10	4,661	4,939	4,111	4,095	4,119

You would pay the following expenses if you did not redeem your shares:

Years	A	C	R6	INST	S
1	$675	$179	$70	$70	$70
3	1,542	1,243	942	938	944
5	2,420	2,303	1,828	1,820	1,832
10	4,661	4,939	4,111	4,095	4,119

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "Fund Details" section of the fund's prospectus:

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.